Stockholdrs' Deficit (Details 1) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Outstanding - beginning of year	124,888,519	53,280,406	53,280,406	26,526,234
Issued	22,937,499	90,500,000	98,500,000	34,662,500
Exercised
Expired	(93,161,500)	(17,151,887)	(26,891,887)	(7,908,328)
Outstanding - end of year	54,664,518	126,628,519	124,888,519	53,280,406
Outstanding - end of year	54,664,518	126,628,519	124,888,519	53,280,406